NOTE 13 DEFERRED COMPENSATION/NQDC (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]
NOTE 13 DEFERRED COMPENSATION/NQDC (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)			5,000,000	2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued			$ 180,000	$ 180,000
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 884,474	$ 820,474